GOODWILL (Table)	12 Months Ended
Dec. 31, 2020
GOODWILL
Schedule of goodwill

		2020	2019
	Notes	$ million	$ million
Cost and net book value
At 1 January		2,789	2,337
Exchange adjustment		43	11
Acquisitions	21	96	441
At 31 December		2,928	2,789

Management has identified four CGUs in applying the provisions of IAS 36 Impairment of Assets: Orthopaedics, Sports Medicine & ENT, Advanced Wound Care & Devices and Bioactives.

For the purpose of goodwill impairment testing, the Advanced Wound Care & Devices and Bioactives CGUs have been aggregated (Advanced Wound Management), as this is the level at which goodwill is monitored and level at which the economic benefits relating to the goodwill within these CGUs is realised.

Goodwill is allocated to the Group’s CGUs as follows:

	2020	2019
	$ million	$ million
Orthopaedics	830	787
Sports Medicine & ENT	1,462	1,364
Advanced Wound Management	636	638
	2,928	2,789